Group plc statement of changes in equity (Parenthetical) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017
Statements [Line Items]
Ordinary shares		£ 499	[1]	£ 499
Number of ordinary shares		9,968,127,681		9,968,127,681
Par value per share		£ 0.05		£ 0.05
Profit for the year	[2]	£ 2,032	[1]	£ 1,908
BT Group plc [Member]
Statements [Line Items]
Ordinary shares		£ 499		£ 499
Number of ordinary shares		9,968,127,681		9,968,127,681
Par value per share		£ 0.05		£ 0.05
Profit for the year		£ 61		£ 97
BT Group plc [Member] | Own Shares [Member]
Statements [Line Items]
Number of shares issued		38,627,352		49,758,963
Issue costs		£ 130		£ 225
Shares held at cost		59,249,666		21,993,165
Aggregate nominal value of shares held at cost		£ 1		£ 1

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the Condensed consoliated financial statements.
[2]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consoliated financial statements.